Fair value measurement - Assets on Nonrecurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	$ 1,666	$ 2,151
Decrease in fair value of loans of underlying collateral	1	1
Measured at fair value on a nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	21	25
Other assets	440	414
Total assets	461	439
Measured at fair value on a nonrecurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Other assets	0	0
Total assets	0	0
Measured at fair value on a nonrecurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	21	25
Other assets	440	414
Total assets	461	439
Measured at fair value on a nonrecurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Other assets	0	0
Total assets	$ 0	$ 0